Income Tax	12 Months Ended
Dec. 31, 2012
Income Tax [Abstract]
INCOME TAX

NOTE 17 - INCOME TAX

The provisions for income taxes at December 31 consist of:

	2012	2011	2010
Currently payable:
Federal	$146,745	$553,812	$278,927
State	78,765	127,605	92,838
Deferred:
Federal	247,295	(321,387)	150,577
State	34,157	(28,414)	(25,546)

Income tax expense	$506,962	$331,616	$496,796

The following temporary differences gave rise to the deferred tax asset (liability) at December 31:

	2012	2011
Allowance for loan losses	$840,354	$955,032
Deferred loan fees	41,582	40,570
Accrued interest on nonperforming loans	543,238	505,681
Deferred compensation	65,793	71,966
Depreciation	(336,439)	(267,652)
Amortization	44,593	58,674
Goodwill	(223,600)	(186,333)
AMT	505,207	552,961
Deferred state income tax	(53,653)	(65,267)
Other, net	-	8,738

Total deferred tax asset - federal	1,427,075	1,674,370
Total deferred tax asset - state	157,805	191,962

	1,584,880	1,866,332
Deferred tax liabilities arising from market adjustments of securities available for sale:
Federal	(1,612,147)	(1,664,876)
State	(275,967)	(284,992)

Net deferred tax liability	$(303,234)	$(83,536)

A reconciliation between the amount of reported income tax expense and the amount computed by applying the statutory federal income tax rate to income before income taxes for the year ended December 31 is as follows:

	2012		2011		2010
	Amount	Percent	Amount	Percent	Amount	Percent
Computed tax at statutory federal rate	$ 1,035,205	34.0%	$ 947,159	34.0%	$ 964,266	34.0%
Plus state income taxes net of federal tax benefits	75,134	2.5%	68,802	2.5%	80,393	2.8%

	1,110,339	36.5%	1,015,961	36.5%	1,044,659	36.8%
Increase (decrease) in taxes resulting from:
Tax exempt income	(748,167)	(24.6)%	(673,431)	(24.2)%	(577,597)	(20.4)%
Nondeductible interest expense	22,479	1.0%	25,349	1.0%	35,161	1.2%
Bank-owned life insurance	(36,231)	(1.2)%	(35,089)	(1.3)%	(35,584)	(1.3)%
Other - net	158,542	5.0%	(1,174)	(0.2)%	30,157	1.1%

Actual tax expense	$506,962	16.7%	$331,616	11.8%	$496,796	17.4%